UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: December 31, 1999

  Check here if Amendment { }; Amendment Number: 3
      This Amendment (Check only one.):  { } is a restatement.
                                         {X} adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 153 East 53rd Street
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Joan Caridi
  Title:  Assistant Secretary
  Phone:  (212) 793-7121

  Signature, Place, and Date of Signing:

  /s/ Joan Caridi    New York, New York    March  10, 2000

  Report Type (Check only one.):
  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdinings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:  36
  Form 13F Information Table Entry Total:    16,432
  Form 13F Information Table Value Total:       $174,752,745,126

  This form 13F amendment is filed in order to report securities held by SAMBA Capital Management International Limited.

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number   Name


   1   28-3072              399 Venture Partners, Inc.
   2   28-4680              American Odyssey Funds Management, Inc.
   3   28-1876              Associated Madison Companies, Inc.
   4     -                  Citibank International PLC
   5     -                  Citibank Investments Limited
   6   28-749               Citibank, N.A.
   7     -                  Citibank Overseas Investment Corporation
   8   28-1833              Citibank (Switzerland)
   9   28-45                Citicorp
  10   28-7574              Citicorp Banking Corporation
  11   28-1777              Citicorp Trust, N.A. (California)
  12   28-7572              Citicorp Trust, N.A. (Florida)
  13   28-1090              Citicorp Venture Capital Ltd.
  14     -                  Citigroup Holdings Company
  15   28-4682              The Copeland Companies
  16   801-8314             SSB Citi Fund Management LLC
                            (formerly SSBC Fund Management Inc.)
  17   28-5154              PFS Services, Inc.
  18   28-4684              The Plaza Corporation
  19   28-4442              The Robinson-Humphrey Company, LLC
  20   28-2568              Salomon Brothers Asset Management Inc.
  21   28-7570              Salomon Brothers Europe Limited
  22   28-1114              Salomon Brothers Holding Company Inc.
  23   28-7568              Salomon Brothers International Limited
  24   28-7566              Salomon International LLC
                            (formerly Salomon International Limited)
  25   28-1109              Salomon Smith Barney Holdings Inc.
  26   28-541               Salomon Smith Barney Inc.
  27   28-3197              SAMBA Capital Management International Limited
  28   28-7564              Saudi American Bank
  29   28-5476              Smith Barney Corporate Trust Company
  30   28-3308              Travelers Asset Management International Corporation
  31   28-5774              Travelers Property Casualty Corp.
  32   28-4686              The Travelers Indemnity Company
  33   28-1299              The Travelers Insurance Company
  34   28-4152              The Travelers Insurance Group Inc.
  35   28-2551              The Travelers Investment Management Company
  36   28-6022              Tribeca Management, LLC


                                                                   FORM 13F INFORMATION TABLE

                               TITLE              VALUE   SHARES/  SH/ PUT/ INVSTMT       OTHER               VOTING AUTHORITY
          NAME OF ISSUER       CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN      MANAGERS          SOLE    SHARED    NONE
----------------------------- -------- --------- -------- -------- --- ------ ------- -------------------- -------- -------- -------
*** KPNQWEST NV CL C          EQUITY   N50919104      662    10500 SH       DEFINED         6,9,14,27,28    10500        0        0
*** KOREA THRUNET CO LTD CL A EQUITY   Y49975108      709    10000 SH       DEFINED         6,9,14,27,28    10000        0        0
AT&T CORP                     EQUITY   001957109      438     8200 SH       DEFINED         6,9,14,27,28     8200        0        0
ACXIOM CORP                   EQUITY   005125109     1900    76000 SH       DEFINED         6,9,14,27,28    76000        0        0
AMER INTERNATIONAL GROUP INC  EQUITY   026874107    20249   194814 SH       DEFINED         6,9,14,27,28   194814        0        0
AMERICAN ITALIAN PASTA CO CL  EQUITY   027070101      447    15000 SH       DEFINED         6,9,14,27,28    15000        0        0
AMGEN INC                     EQUITY   031162100    17094   271600 SH       DEFINED         6,9,14,27,28   271600        0        0
APTARGROUP INC                EQUITY   038336103      748    31500 SH       DEFINED         6,9,14,27,28    31500        0        0
BERKSHIRE HATHAWAY INC CLASS  EQUITY   084670207    14473     8200 SH       DEFINED         6,9,14,27,28     8200        0        0
BIOGEN INC MASS               EQUITY   090597105      528     6000 SH       DEFINED         6,9,14,27,28     6000        0        0
BRISTOL MYERS SQUIBB CO       EQUITY   110122108      321     5000 SH       DEFINED         6,9,14,27,28     5000        0        0
BROADVISION INC               EQUITY   111412102     1819     9600 SH       DEFINED         6,9,14,27,28     9600        0        0
CISCO SYS INC                 EQUITY   17275R102    29534   273300 SH       DEFINED         6,9,14,27,28   273300        0        0
CINTAS CORP                   EQUITY   172908105     8360   160000 SH       DEFINED         6,9,14,27,28   160000        0        0
COCA-COLA CO                  EQUITY   191216100      332     6000 SH       DEFINED         6,9,14,27,28     6000        0        0
CONCORD EFS INC               EQUITY   206197105     1944    72000 SH       DEFINED         6,9,14,27,28    72000        0        0
DEVRY INC  (DEL)              EQUITY   251893103    10138   538900 SH       DEFINED         6,9,14,27,28   538900        0        0
WALT DISNEY HOLDING CO        EQUITY   254687106     7469   250000 SH       DEFINED         6,9,14,27,28   250000        0        0
DUPONT PHOTOMASKS INC         EQUITY   26613X101     9234   194400 SH       DEFINED         6,9,14,27,28   194400        0        0
*** EBOOKERS.COM PLC          EQUITY   278725106      207    11500 SH       DEFINED         6,9,14,27,28    11500        0        0
EDISON SCHOOLS INC CL A       EQUITY   281033100     1190    78000 SH       DEFINED         6,9,14,27,28    78000        0        0
EXXON MOBIL CORP              EQUITY   30231G102      687     8788 SH       DEFINED         6,9,14,27,28     8788        0        0
GENENTECH INC                 EQUITY   368710406     8622    63400 SH       DEFINED         6,9,14,27,28    63400        0        0
GENERAL MOTORS CORP CL H NEW  EQUITY   370442832    27183   266500 SH       DEFINED         6,9,14,27,28   266500        0        0
GILLETTE CO                   EQUITY   375766102    12458   305248 SH       DEFINED         6,9,14,27,28   305248        0        0
HEWLETT PACKARD CO            EQUITY   428236103      587     5000 SH       DEFINED         6,9,14,27,28     5000        0        0
HOME DEPOT INC                EQUITY   437076102      235     3600 SH       DEFINED         6,9,14,27,28     3600        0        0
IDG BOOKS WORLDWIDE INC CL A  EQUITY   449384106      196    17000 SH       DEFINED         6,9,14,27,28    17000        0        0
INTEL CORP                    EQUITY   458140100    17017   195600 SH       DEFINED         6,9,14,27,28   195600        0        0
INTERNET CAPITAL GROUP INC    EQUITY   46059C106     1920     9600 SH       DEFINED         6,9,14,27,28     9600        0        0
IRON MOUNTAIN INC DEL         EQUITY   46284P104     7443   208550 SH       DEFINED         6,9,14,27,28   208550        0        0
JOHNSON & JOHNSON             EQUITY   478160104    22121   239950 SH       DEFINED         6,9,14,27,28   239950        0        0
ESTEE LAUDER COS INC CL A     EQUITY   518439104    19900   401500 SH       DEFINED         6,9,14,27,28   401500        0        0
ELI LILLY & CO                EQUITY   532457108      295     4500 SH       DEFINED         6,9,14,27,28     4500        0        0
LUCENT TECHNOLOGIES INC       EQUITY   549463107    49150   636250 SH       DEFINED         6,9,14,27,28   636250        0        0
MCI WORLDCOM INC              EQUITY   55268B106      239     4600 SH       DEFINED         6,9,14,27,28     4600        0        0
MARSH & MCLENNAN COS INC      EQUITY   571748102     9456   100000 SH       DEFINED         6,9,14,27,28   100000        0        0
MATTEL INC DE                 EQUITY   577081102     3266   250000 SH       DEFINED         6,9,14,27,28   250000        0        0
MEDTRONIC INC                 EQUITY   585055106    20465   593200 SH       DEFINED         6,9,14,27,28   593200        0        0
MELLON FINL CORP              EQUITY   58551A108      515    16000 SH       DEFINED         6,9,14,27,28    16000        0        0
MERCK & CO INC                EQUITY   589331107      406     6000 SH       DEFINED         6,9,14,27,28     6000        0        0
MERRILL LYNCH & CO INC        EQUITY   590188108    10578   131200 SH       DEFINED         6,9,14,27,28   131200        0        0
MICROSOFT CORP                EQUITY   594918104    28220   242100 SH       DEFINED         6,9,14,27,28   242100        0        0
MOLEX INC CL A                EQUITY   608554200     3506    82125 SH       DEFINED         6,9,14,27,28    82125        0        0
MONSANTO CO                   EQUITY   611662107     7947   226250 SH       DEFINED         6,9,14,27,28   226250        0        0
NET BANK INC                  EQUITY   640933107      977    51100 SH       DEFINED         6,9,14,27,28    51100        0        0
NETRATINGS INC                EQUITY   64116M108      356     7500 SH       DEFINED         6,9,14,27,28     7500        0        0
NORTHERN TRUST CORP           EQUITY   665859104     2713    53750 SH       DEFINED         6,9,14,27,28    53750        0        0
ORACLE CORP                   EQUITY   68389X105    32650   276400 SH       DEFINED         6,9,14,27,28   276400        0        0
PAC-WEST TELECOM INC          EQUITY   69371Y101      233     9400 SH       DEFINED         6,9,14,27,28     9400        0        0
PAYCHEX INC                   EQUITY   704326107    18992   474812 SH       DEFINED         6,9,14,27,28   474812        0        0
PFIZER INC                    EQUITY   717081103      309     9700 SH       DEFINED         6,9,14,27,28     9700        0        0
PROCTER & GAMBLE CO           EQUITY   742718109      322     3000 SH       DEFINED         6,9,14,27,28     3000        0        0
ROBERT HALF INTERNATIONAL INC EQUITY   770323103     1991    71250 SH       DEFINED         6,9,14,27,28    71250        0        0
SBC COMMUNICATIONS INC        EQUITY   78387G103      358     7579 SH       DEFINED         6,9,14,27,28     7579        0        0
SAFEGUARD SCIENTIFICS INC     EQUITY   786449108    18413    97100 SH       DEFINED         6,9,14,27,28    97100        0        0
SHARED TECHNOLOGIES CELLULAR  EQUITY   819487109      297    36000 SH       DEFINED         6,9,14,27,28    36000        0        0
SHERWIN WILLIAMS CO           EQUITY   824348106     8635   429050 SH       DEFINED         6,9,14,27,28   429050        0        0
STATE STREET CORP             EQUITY   857477103     6975   100000 SH       DEFINED         6,9,14,27,28   100000        0        0
SUN MICROSYSTEMS INC          EQUITY   866810104      918    12000 SH       DEFINED         6,9,14,27,28    12000        0        0
TOOTSIE ROLL INDUSTRIES INC   EQUITY   890516107    10195   317346 SH       DEFINED         6,9,14,27,28   317346        0        0
*** TYCO INTERNATIONAL LTD    EQUITY   902124106      336     9000 SH       DEFINED         6,9,14,27,28     9000        0        0
UNITED PARCEL SERVICE CL B    EQUITY   911312106     6706   100000 SH       DEFINED         6,9,14,27,28   100000        0        0
VERISIGN INC                  EQUITY   92343E102      380     2000 SH       DEFINED         6,9,14,27,28     2000        0        0
WAL-MART STORES INC           EQUITY   931142103    23135   345950 SH       DEFINED         6,9,14,27,28   345950        0        0
WALGREEN CO NEW               EQUITY   931422109    21322   746500 SH       DEFINED         6,9,14,27,28   746500        0        0
WESLEY JESSEN VISIONCARE INC  EQUITY   951018100      941    25000 SH       DEFINED         6,9,14,27,28    25000        0        0
WHITTMAN HART INC             EQUITY   966834103     4593    85000 SH       DEFINED         6,9,14,27,28    85000        0        0
WIND RIVER SYSTEMS INC        EQUITY   973149107    18400   510225 SH       DEFINED         6,9,14,27,28   510225        0        0
WINDMERE DURABLE HOLDINGS INC EQUITY   973411101      565    34000 SH       DEFINED         6,9,14,27,28    34000        0        0
WM WRIGLEY JR CO              EQUITY   982526105    12555   155600 SH       DEFINED         6,9,14,27,28   155600        0        0